Related Party Transactions and Balances - Schedule of Related Parties which the Group has Transactions (Details)	12 Months Ended
Sep. 30, 2025
Shuang Wu [Member]
Related Party Transaction [Line Items]
Related parties transactions	Non-controlling shareholder of Changzhou EZGO and legal representative of Jiangsu New Energy
Jianhui Ye [Member]
Related Party Transaction [Line Items]
Related parties transactions	Chief Executive Officer, Director and a principal shareholder of the Group
Jiangsu Youdi Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Equity investments with 29% shareholding
Shanghai Mingli New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Equity investments with 40% shareholding
Jiangsu EZGO Electronic Technologies Co., Ltd. (“Jiangsu EZGO”) [Member]
Related Party Transaction [Line Items]
Related parties transactions	Entity controlled by Mr. Jianhui Ye
Yan Fang [Member]
Related Party Transaction [Line Items]
Related parties transactions	A related party before the disposal of VIE. Non-controlling shareholder of Cenbird E-Motorcycle
Shandong Xingneng’an New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Equity investments with 25% shareholding before the disposal of VIE	[1]
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	A related party before the disposal of VIE. Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.	[1]
Jiangsu Xinzhongtian Suye Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	A related party before the disposal of VIE. Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.	[1]
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	A related party before the disposal of VIE. General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Group.	[1]
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Equity investments with 42% shareholding before the disposal of VIE	[1]
Nanjing Mingfeng Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transactions	Equity investments with 30% shareholding before the disposal of VIE	[1]
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Related parties transactions	General manager and non-controlling shareholder of Tianjin Dilang, who was no longer a related party as Tianjin Dilang was disposed in April, 2023.	[1]

[1]	Related parties prior to the disposal of VIE and its subsidiaries.